As filed with the Securities and Exchange Commission on
August 4, 2017

Registration No. 33-56339
811-07237

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 182	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 180	/ X /
(Check appropriate box or boxes)	----

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PUTNAM INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on August 11, 2017 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM INVESTMENT FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment No. 182 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate August 11, 2017, as the new effective date for Post-Effective Amendment No. 179 filed pursuant to Rule 485(a) under the Securities Act on May 23, 2017. This Post-Effective Amendment No. 182 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 179.

This Post-Effective Amendment relates solely to the Registrant's Putnam PanAgora Managed Futures Fund, Putnam PanAgora Risk Parity Fund and Putnam PanAgora Market Neutral Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM INVESTMENT FUNDS

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A of Putnam Investment Funds (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 23, 2017 (“Amendment No. 179/177”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 179/177 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 23, 2017.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 179/177 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 4 th day of August, 2017.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Kenneth R. Leibler*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officerand Compliance Liaison

Janet C. Smith**	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill***	Trustee

Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh***	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
August 4, 2017

* Signed pursuant to power of
attorney filed in Post-Effective
Amendment No. 171 to the
Registrant’s Registration Statement
on November 23, 2016.

** Signed pursuant to power of
attorney filed in Post-Effective
Amendment No. 122 to the
Registrant’s Registration Statement
on November 26, 2012.

*** Signed pursuant to power of
attorney filed in Post-Effective
Amendment No. 179 to the
Registrant’s Registration Statement
on May 23, 2017.